Note 8 - Collaborative Agreements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		133 Months Ended	139 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2016
University of Toronto [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
University of Toronto [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 1		$ 1
University of Toronto [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					0.26		$ 0.26
University of Toronto [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures							25,000
Professor [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							13 years	13 years
Professor [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years	10 years
Professor [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1		$ 1		1		$ 1	$ 1
Professor [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					0.26		$ 0.26
Professor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures							483,299	275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 1		$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	125,000		125,000		62,500		62,500	125,000
In Process Research and Development [Member]
Research and Development Expense	$ 3,000	$ 7,056
Research and Development Expense	$ 374,206	$ 39,975	$ 422,721	$ 61,424	$ 456,274	$ 191,069